                             Janus Investment Fund
                              Janus Balanced Fund
                             Janus Core Equity Fund
                        Janus Global Opportunities Fund

                        Supplement dated April 12, 2005
                      to Currently Effective Prospectuses

Effective May 1, 2005, the following supplements the information in the "Investment Personnel" section of the Prospectus:

Gibson Smith, Executive Vice President and Portfolio Manager of Janus High-Yield Fund and Janus Short-Term Bond Fund, has assumed the duties of Executive Vice President and Co-Portfolio Manager of Janus Balanced Fund. Mr. Smith joined Janus Capital in 2001 as a fixed-income analyst. Prior to joining Janus, Mr. Smith worked in the fixed-income division at Morgan Stanley from 1991-2001. He holds a Bachelor's degree in Economics from the University of Colorado. Marc Pinto will join Mr. Smith as Executive Vice President and Co-Portfolio Manager of Janus Balanced Fund. Mr. Pinto is Portfolio Manager of other Janus accounts and subadvised mutual funds. He joined Janus in 1994 as an analyst. He holds a Bachelor's degree in History from Yale University and a Master's degree in Business Administration from Harvard University. He has earned the right to use the Chartered Financial Analyst designation. Mr. Smith and Mr. Pinto are jointly responsible for the day-to-day management of Janus Balanced Fund's portfolio. Mr. Smith has primary responsibility over the fixed-income portion of the Fund and Mr. Pinto has primary responsibility over the equity portion of the Fund.

Minyoung Sohn, Executive Vice President and Portfolio Manager of Janus Growth and Income Fund, has assumed the duties of Executive Vice President and Portfolio Manager of Janus Core Equity Fund. Information regarding Mr. Sohn's investment background appears in the Prospectus.

Gregory Kolb, formerly Assistant Portfolio Manager of Janus Global Opportunities Fund, has joined Jason Yee as Executive Vice President and Co-Portfolio Manager of Janus Global Opportunities Fund. Information regarding Mr. Kolb's and Mr. Yee's investment backgrounds appears in the Prospectus. Mr. Yee and Mr. Kolb are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. Neither member of the team has any limitations on their role.

Karen Reidy is no longer Executive Vice President and Portfolio Manager of Janus Balanced Fund or Janus Core Equity Fund.

                             Janus Investment Fund
                              Janus Balanced Fund

                        Supplement dated April 12, 2005
                      to Currently Effective Prospectuses

Effective May 1, 2005, the following supplements the information in the "Investment Personnel" section of the Prospectus:

Gibson Smith, Executive Vice President and Portfolio Manager of Janus High-Yield Fund and Janus Short-Term Bond Fund, has assumed the duties of Executive Vice President and Co-Portfolio Manager of Janus Balanced Fund (the "Fund"). Mr. Smith joined Janus Capital in 2001 as a fixed-income analyst. Prior to joining Janus, Mr. Smith worked in the fixed-income division at Morgan Stanley from 1991-2001. He holds a Bachelor's degree in Economics from the University of Colorado. Marc Pinto will join Mr. Smith as Executive Vice President and Co-Portfolio Manager of Janus Balanced Fund. Mr. Pinto is Portfolio Manager of other Janus accounts and subadvised mutual funds. He joined Janus in 1994 as an analyst. He holds a Bachelor's degree in History from Yale University and a Master's degree in Business Administration from Harvard University. He has earned the right to use the Chartered Financial Analyst designation. Mr. Smith and Mr. Pinto are jointly responsible for the day-to-day management of Janus Balanced Fund's portfolio. Mr. Smith has primary responsibility over the fixed-income portion of the Fund and Mr. Pinto has primary responsibility over the equity portion of the Fund.

Karen Reidy is no longer Executive Vice President and Portfolio Manager of the Fund.

                             Janus Investment Fund
                             Janus Core Equity Fund

                        Supplement dated April 12, 2005
                      to Currently Effective Prospectuses

Effective May 1, 2005, the following supplements the information in the "Investment Personnel" section of the Prospectus:

Minyoung Sohn, Executive Vice President and Portfolio Manager of Janus Growth and Income Fund, has assumed the duties of Executive Vice President and Portfolio Manager of Janus Core Equity Fund (the "Fund"). Information regarding Mr. Sohn's investment background appears in the Prospectus.

Karen Reidy is no longer Executive Vice President and Portfolio Manager of the Fund.

                             Janus Investment Fund
                        Janus Global Opportunities Fund

                        Supplement dated April 12, 2005
                      to Currently Effective Prospectuses

Effective May 1, 2005, the following supplements the information in the "Investment Personnel" section of the Prospectus:

Gregory Kolb, formerly Assistant Portfolio Manager of Janus Global Opportunities Fund, has joined Jason Yee as Executive Vice President and Co-Portfolio Manager of Janus Global Opportunities Fund (the "Fund"). Information regarding Mr. Kolb's and Mr. Yee's investment backgrounds appears in the Prospectus. Mr. Yee and Mr. Kolb are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. Neither member of the team has any limitations on their role.